June 27, 1997


United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Rule 24f-2 Notice for Banner Life Variable
     Account of Banner Life Insurance Company
     Registration No. 33-19236

Ladies and Gentleman:

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, you are hereby notified that:

     1.) the Banner Life Variable Account fiscal year for which this Notice is filed is the calendar year ended December 31, 1996;

     2.) the amount of Banner Life Variable Account securities which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year was $-0-;
     3.) the amount of Banner Life Variable Account securities registered during such fiscal year other than pursuant Rule 24f-2 was: $-0-;

     4.) the amount of Banner Life Variable Account securities sold during such fiscal year was: $4,489,625; and

     5.) the amount of Banner Life Variable Account securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was $4,489,625.

Attached hereto is an opinion of counsel as required. The filing fee of $1,548.15 has been electronically submitted for payment based upon aggregate net premiums of $4,489,625.

Sincerely,

/s/Mark A. Canter
Mark A. Canter
Vice President, Secretary
  and General Counsel

cc:  Frederick R. Bellamy, Esq.




June 27, 1997

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:  Rule 24f-2 Notice for Banner Life Variable
     Account of Banner Life Insurance Company
     Registration No. 33-19236

Ladies and Gentleman:

It is my opinion that the securities issued in accordance with the captioned filing and which this Notice makes definite in number were legally issued and non-assessable. They were not fully paid, however, since the variable life contracts issued in connection with the banner Life Variable Account contemplate the payment of additional premiums.

Very truly yours,
/s/Mark A. Canter
Mark A. Canter
Vice President, Secretary
  and General Counsel


cc:  Frederick R. Bellamy, Esq.